Statement of Compliance	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Statement of Compliance

2.	Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board.
The consolidated financial statements were authorized for issue by management on April 28, 2022.
Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the statement of financial position, as described in the accounting policy below.

(a)	Derivatives instruments measured at fair value

(b)	Financial instruments measured at fair value through profit or loss

(c)	Financial instruments measured at fair value through other comprehensive income

(d)	Defined benefit liabilities measured at the present value of the defined benefit obligation less the fair value of the plan assets

Functional and presentation currency
The financial statements of POSCO HOLDINGS INC. and subsidiaries are prepared in functional currency of each operation. These consolidated financial statements are presented in Korean Won, the POSCO HOLDINGS INC.’s functional currency which is the currency of the primary economic environment in which POSCO HOLDINGS INC. operates.
Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

(a)	Judgments
Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note 1 - Subsidiaries, associates and joint ventures

•	Note 11 - Investments in associates and joint ventures

•	Note 12 - Joint operations

(b)	Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next fiscal year is included in the following notes:

•	Note 9 - Inventory

•	Note 11 - Investments in associates and joint ventures

•	Note 14 - Property, plant and equipment, net

•	Note 15 - Goodwill and other intangible assets, net

•	Note 20 - Provisions

•	Note 21 - Employee benefits

•	Note 23 - Financial instruments

•	Note 29 - Revenue – contract balances

•	Note 35 - Income taxes

•	Note 38 - Commitments and contingencies

(c)	Measurement of fair value
The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities. The Company has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the financial officer.
The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS including the level in the fair value hierarchy in which such valuation techniques should be classified.
Significant valuation issues are reported to the Company’s Audit Committee.
When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 - inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly.

•	Level 3 - inputs for the assets or liability that are not based on observable market data.
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Information about the assumptions made in measuring fair values is included in the following note:

•	Note 23 - Financial instruments
Changes in Accounting Policies
Except for the standards and amendments applied for the first time for the reporting period beginning on January 1, 2021 described below, the accounting policies applied by the Company in these consolidated financial statements are the same as those applied by the Company in its consolidated financial statements for all the periods presented.

(a)
‘Phase 2 Interest Rate Benchmark Reform’(IFRS No. 9 “Financial Instruments”, IFRS No. 39 “Financial Instruments : Recognition and Measurement”, IFRS No. 7 “Financial Instruments : Disclosures”, IFRS No. 4 “Insurance Contracts” and IFRS No. 16 “Lease”)

The Company has applied ‘Phase 2 Interest Rate Benchmark Reform’(IFRS No. 9 “Financial Instruments”, IAS No. 39 “Financial Instruments : Recognition and Measurement” , IFRS No. 7 “Financial Instruments : Disclosures” , IFRS No. 4 “Insurance Contracts” and IFRS No. 16 “Lease”) for the first time for the reporting period commenced January 1, 2021. The Company has applied the amendments retrospectively.

However the Company did not restate the comparative financial statements for 2019 and 2020 according to the transitional provisions in the amendments and the adoption of the amendments did not have any impact on the beginning balance of retained earnings.
The Company reflects the changes in the basis for determining contractual cash flows of financial assets and financial liabilities as a result of interest rate benchmark reform by updating the effective interest rate.
A change in the basis for determining the contractual cash flows is required by the interest rate benchmark reform if the following conditions are met:

(a)	the change is necessary as a direct consequence of the reform; and

(b)	the new basis for determining the contractual cash flows is economically equivalent to the previous basis – i.e. the basis immediately before the change.
When changes were made to a financial asset or financial liability in addition to changes to the basis for determining the contractual cash flows required by interest rate benchmark reform, the Company first updates the effective interest rate, and then applies the policies on accounting for modifications to the additional changes.